Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received (audited) (Details) - O-ff Balance sheet commitments received [member] - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 26,711	£ 13,390
Other commitments received	92	91
Total off-balance sheet commitments received	26,803	13,481
On demand [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	26,368	13,091
Other commitments received	92	91
Total off-balance sheet commitments received	26,460	13,182
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	86	106
Other commitments received	0	0
Total off-balance sheet commitments received	86	106
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	37	22
Other commitments received	0	0
Total off-balance sheet commitments received	37	22
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	68	81
Other commitments received	0	0
Total off-balance sheet commitments received	68	81
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	8	0
Other commitments received	0	0
Total off-balance sheet commitments received	8	0
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	18	11
Other commitments received	0	0
Total off-balance sheet commitments received	18	11
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	14	12
Other commitments received	0	0
Total off-balance sheet commitments received	14	12
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	47	21
Other commitments received	0	0
Total off-balance sheet commitments received	47	21
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	40	12
Other commitments received	0	0
Total off-balance sheet commitments received	40	12
Over ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	25	34
Other commitments received	0	0
Total off-balance sheet commitments received	£ 25	£ 34